Federated Equity Funds
Federated MDT Mid Cap Growth Fund
Federated MDT Equity Trust
Federated MDT Large Cap Value Fund
Federated MDT Series
Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES
1. Effective August 8, 2018, please remove all references to Brian M. Greenberg.
2. Under the section entitled “Fund Summary Information” please add the following under the sub-heading “Fund Management.”
“Damien Zhang, CFA, Research Manager, has been the Fund's portfolio manager since August 2018.”
August 8, 2018
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454435 (8/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.